BUSINESS COMBINATIONS (Schedule of Pro Forma Statements of Comprehensive Income) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
BUSINESS COMBINATIONS [Abstract]
Revenue	4,010,309
Net income attributable to the Group	149,587